BUSINESS ACQUISITION (Details 1) - USD ($)		12 Months Ended
	Feb. 01, 2016	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Fair value of the 38.37% equity interest:
Gain on remeasurement of fair value of noncontrolling equity investment		$ 971,681	$ 0	$ 0
Yinghe youshi [Member]
Business Acquisition [Line Items]
Cash consideration	$ 7,856,523
Fair value of the 38.37% equity interest:
Carrying amount	4,284,233
Gain on remeasurement of fair value of noncontrolling equity investment	971,681
Total	$ 13,112,437